BLACKROCK FUNDS II

BlackRock Low Duration Bond Portfolio
Investor A, Investor B, Investor C, Institutional and Class R Shares
(the “Low Duration Fund”)

BlackRock Core Bond Portfolio
Investor A, Investor B, Investor C, Institutional and Class R Shares
(the “Core Bond Fund”)

(each, a “Fund” and together, the “Funds”)

Supplement dated November 21, 2014 to the Prospectus dated January 28, 2014

Effective immediately, BlackRock Advisors, LLC (“BlackRock”) has agreed to reduce the management fees payable by the Funds to BlackRock, the Funds’ investment manager, and has agreed contractually to cap certain expenses of Investor A, Investor B, Investor C, Institutional and Class R Shares of the Low Duration Fund and Investor A, Investor B, Investor C, Institutional and Class R Shares of the Core Bond Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if a Fund’s total annual fund operating expenses, excluding certain expenses described in the Prospectus, exceed a certain limit. These contractual expenses caps replace BlackRock’s contractual and voluntary expense caps with respect to Investor A, Investor B, Institutional and Class R Shares of the Funds and Investor C Shares of the Core Bond Fund. Accordingly, the Funds’ Prospectus is amended as follows:

The fee table and example under the section of the Prospectus entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 38 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-67 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed
on Purchases (as percentage of offering price)	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load)
(as percentage of offering price or
redemption proceeds, whichever is lower)	None[1]	4.50%[2]	1.00%[3]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%
Other Expenses	0.26%	0.38%	0.28%	0.24%	0.40%
Interest Expense	0.04%	0.04%	0.04%	0.04%	0.04%
Miscellaneous Other Expenses	0.22%	0.34%	0.24%	0.20%	0.36%
Total Annual Fund Operating Expenses	0.85%	1.72%	1.62%	0.58%	1.24%
Fee Waivers and/or Expense Reimbursements[4]	(0.02)%	(0.14)%	(0.05)%	(0.09)%	(0.16)%
Total Annual Fund Operating Expenses
After Fee Waivers and/or Expense
Reimbursements[4]	0.83%	1.58%	1.57%	0.49%	1.08%

[1]

A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $500,000 or more.

[2]

The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.
[4]

As described in the “Management of the Funds” section on page 53, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.79% (for Investor A Shares), 1.54% (for Investor B Shares) 1.53% (for Investor C Shares), 0.45% (for Institutional Shares) and 1.04% (for Class R Shares) of average daily net assets until January 31, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$308	$486	$ 682	$1,247
Investor B Shares	$611	$864	$1,106	$1,666
Investor C Shares	$260	$501	$ 872	$1,913
Institutional Shares	$ 50	$167	$ 305	$ 708
Class R Shares	$110	$361	$ 649	$1,471

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$161	$514	$906	$1,666
Investor C Shares	$160	$501	$872	$1,913

The fee table and example under the section of the Prospectus entitled “Key Facts About BlackRock Core Bond Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 38 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-67 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as percentage of offering price)	4.00%	None	None	None	None
Maximum Deferred Sales Charge (Load)
(as percentage of offering price or
redemption proceeds, whichever is lower)	None[1]	4.50%[2]	1.00%[3]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%
Other Expenses	0.32%	0.43%	0.30%	0.29%	0.42%
Interest Expense	0.03%	0.03%	0.03%	0.03%	0.03%
Miscellaneous Other Expenses	0.29%	0.40%	0.27%	0.26%	0.39%
Total Annual Fund Operating Expenses	0.91%	1.77%	1.64%	0.63%	1.26%
Fee Waivers and/or Expense
Reimbursements[4]	(0.09)%	(0.20)%	(0.07)%	(0.15)%	(0.19)%
Total Annual Fund Operating Expenses
After Fee Waivers and/or Expense
Reimbursements[4]	0.82%	1.57%	1.57%	0.48%	1.07%

[1]

A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.
[4]

As described in the “Management of the Funds” section on page 53, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.79% (for Investor A Shares), 1.54% (for Investor B Shares), 1.54% (for Investor C Shares), 0.45% (for Institutional Shares) and 1.04% (for Class R Shares) of average daily net assets until January 31, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$480	$661	$ 866	$1,458
Investor B Shares	$610	$867	$1,121	$1,715
Investor C Shares	$260	$503	$ 878	$1,932
Institutional Shares	$ 49	$171	$ 321	$ 757
Class R Shares	$109	$361	$ 654	$1,488

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$160	$517	$921	$1,715
Investor C Shares	$160	$503	$878	$1,932

The table immediately below the sixth paragraph in the section of the Prospectus entitled “Management of the Funds — BlackRock” solely as it relates to the Funds is replaced with the following:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.350%
$1 billion — $2 billion	0.340%
$2 billion — $3 billion	0.330%
Greater than $3 billion	0.320%

The table immediately following the eighth paragraph in the section of the Prospectus entitled “Management of the Funds — BlackRock” as it relates solely to the Funds is deleted and replaced with the following:

Contractual Caps[1] on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Low Duration Fund
Investor A Shares	0.79%
Investor B Shares	1.54%
Investor C Shares	1.53%
Institutional Shares	0.45%
Class R Shares	1.04%
Core Bond Fund
Investor A Shares	0.79%
Investor B Shares	1.54%
Investor C Shares	1.54%
Institutional Shares	0.45%
Class R Shares	1.04%

*	As a percentage of average daily net assets.
[1]

The contractual caps are in effect until January 31, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Shareholders should retain this Supplement for future reference.

PRO-BD4-1114SUP